Fair value measurements (Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning of year	¥ 13,183	¥ 13,327	¥ 16,636
Total gains (losses)
Included in income (loss)	(7,326)	2,508	(5,986)
Included in other comprehensive income (loss)	60	(286)	227
Purchases and issuances	1,126	931	4,055
Settlements	(4,975)	(1,930)	(4,083)
Other	(643)	(1,367)	2,478
Balance at end of year	1,425	13,183	13,327
Derivative financial instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning of year	2,849	1,010	7,544
Total gains (losses)
Included in income (loss)	(7,310)	2,507	(5,953)
Settlements	(2,693)	(479)	(1,169)
Other	(368)	(189)	588
Balance at end of year	(7,522)	2,849	1,010
Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning of year	10,334	12,317	9,092
Total gains (losses)
Included in income (loss)	(16)	1	(33)
Included in other comprehensive income (loss)	60	(286)	227
Purchases and issuances	1,126	931	4,055
Settlements	(2,282)	(1,451)	(2,914)
Other	(275)	(1,178)	1,890
Balance at end of year	¥ 8,947	¥ 10,334	¥ 12,317